Income Taxes (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Taxes
Income taxes, current	$ 417,424	$ (4,238,483)	$ (1,771,404)
Income taxes, deferred	(8,348,938)	3,549,896	(589,230)
Income tax (expense) benefit	$ (7,931,514)	$ (688,587)	$ (2,360,634)
Current income tax of Mexican companies to the total current income taxes (as a percent)	105.00%	99.00%	96.00%
Corporate income tax rate (as a percent)	30.00%	30.00%	30.00%
Mexico
Income Taxes
Corporate income tax rate (as a percent)	30.00%	30.00%	30.00%